General (Narrative) (Details) $ in Thousands, ₪ in Millions			1 Months Ended			3 Months Ended				12 Months Ended
	Nov. 25, 2018 ILS (₪)	Nov. 25, 2018 USD ($)	Apr. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 25, 2018 USD ($)
Business Acquisition [Line Items]
Net gain related to revaluation										$ (43,350)	$ 0	$ (5,107)
Goodwill						$ 1,022,624				1,022,624	646,715
Acquired other intangible assets											385,074
Universal
Business Acquisition [Line Items]
Purchase price			$ 123,581
Goodwill			$ 31,060
IMI Systems Ltd.
Business Acquisition [Line Items]
Purchase price	₪ 1,900	$ 520,000
Ownership interest acquired	100.00%												100.00%
Purchase price contingent consideration	₪ 1,400												$ 380,000
Deferred payments	90												24,000
Premises evacuation grants	₪ 1,365	$ 365,000
Goodwill													$ 351,426
A Canadian Company
Business Acquisition [Line Items]
Purchase price				$ 20,200
Ownership interest acquired				100.00%
Purchase price contingent consideration				$ 10,500		10,013				10,013
Goodwill				9,500
Acquired other intangible assets				9,500
A Brazilian Company
Business Acquisition [Line Items]
Purchase price				$ 23,000
Ownership interest acquired				100.00%
Purchase price contingent consideration				$ 9,700		$ 8,245				8,245
Goodwill				15,600
Acquired other intangible assets				$ 12,300
An Israeli Company
Business Acquisition [Line Items]
Purchase price												154,000
Purchase price contingent consideration					$ 40,000							$ 40,000
NiceSystems
Business Acquisition [Line Items]
Decrease in contingent consideration liability					$ 4,000					$ 4,500	$ 31,200
Federmann Group
Business Acquisition [Line Items]
Ownership percentage						45.80%				45.80%
Israeli Subsidiary
Business Acquisition [Line Items]
Gain on revaluation of investment in subsidiary								$ 10,500	$ 7,000
Commercial cybersecurity Israeli subsidiary
Business Acquisition [Line Items]
Net gain related to revaluation							$ 42,000
Surgeon-centered visualization technologies Israeli subsidiary
Business Acquisition [Line Items]
Net gain related to revaluation							$ 3,500
Acquisition and other non-recurring expenses | IMI Systems Ltd.
Business Acquisition [Line Items]
Acquisition and other non-recurring expenses						$ 69,464